PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in defined benefit liability (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	R$ 668,481	R$ 522,105
Liability assumed after acquisition of company	1,994
Balance at the end of the year	934,128	668,481
Defined benefit liability
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	3,324,512	2,912,227
Liability assumed after acquisition of company	1,994
Current service costs	19,448	16,653
Interest on actuarial liabilities	296,783	277,459
Benefits paid	(219,653)	(174,754)
Member contributions paid	323	451
Actuarial losses (gains) adjusted by experience	320,627	144,404
Actuarial losses (gains) adjusted by demographic assumptions	(44,249)	46,122
Actuarial losses (gains) adjusted by financial assumptions	746,307	101,950
Balance at the end of the year	4,446,092	3,324,512
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	68,368	67,148
Balance at the end of the year	(138,745)	68,368
Post-retirement pension plans | Defined benefit liability
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	2,011,355	1,861,651
Current service costs	3,155	2,931
Interest on actuarial liabilities	175,695	173,842
Benefits paid	(165,929)	(136,916)
Member contributions paid	323	451
Actuarial losses (gains) adjusted by experience	93,699	80,126
Actuarial losses (gains) adjusted by financial assumptions	311,180	29,270
Balance at the end of the year	2,429,478	2,011,355
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	600,113	454,957
Liability assumed after acquisition of company	1,994
Balance at the end of the year	1,072,873	600,113
Post-retirement health plans | Defined benefit liability
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	1,313,157	1,050,576
Liability assumed after acquisition of company	1,994
Current service costs	16,293	13,722
Interest on actuarial liabilities	121,088	103,617
Benefits paid	(53,724)	(37,838)
Actuarial losses (gains) adjusted by experience	226,928	64,278
Actuarial losses (gains) adjusted by demographic assumptions	(44,249)	46,122
Actuarial losses (gains) adjusted by financial assumptions	435,127	72,680
Balance at the end of the year	R$ 2,016,614	R$ 1,313,157